Income Taxes	12 Months Ended
Apr. 28, 2012
Income Taxes
9.	Income Taxes

The Company files a consolidated federal return with all subsidiaries owned 80% or more. Federal and state income tax provisions (benefits) for fiscal 2012, fiscal 2011 and fiscal 2010 are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Current:
Federal	$6,228	(47,825)	51,343
State	3,602	(2,441)	14,192

Total current	9,830	(50,266)	65,535

Deferred:
Federal	(28,504)	8,057	(45,903)
State	(9,066)	(6,443)	(11,267)

Total deferred	(37,570)	1,614	(57,170)

Total	$(27,740)	(48,652)	8,365

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	4.4	4.8	3.8
Additions to unrecognized tax benefits	(1.0)	(2.5)	11.2
Reductions to unrecognized tax benefits	0.7	1.3	(31.8)
Excess 162(m) limitation (a)	(9.3)	—	—
Other, net	(1.1)	1.1	0.4

Effective income tax rate	28.7%	39.7%	18.6%

(a)	Relates to 162(m) compensation in excess of limitation for the current year and prior year.

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets and liabilities as of April 28, 2012 and April 30, 2011 are as follows:

	April 28, 2012	April 30, 2011
Deferred tax liabilities:
Investment in Barnes & Noble.com	$(95,051)	(95,051)
Property & equipment	(63,216)	(57,156)
Goodwill and intangible asset amortization	(233,322)	(236,845)
Prepaid expenses	(7,827)	(7,125)
Other	(6,226)	(4,861)

Total deferred tax liabilities	(405,642)	(401,038)

Deferred tax assets:
Loss and credit carryovers	75,817	57,751
Lease transactions	30,043	32,986
Estimated accruals	88,823	52,868
Stock-based compensation	9,946	11,508
Insurance liability	11,105	11,396
Pension	11,953	10,254
Inventory	19,674	18,996
Investments in equity securities	1,282	1,282

Total deferred tax assets	248,643	197,041

Net deferred tax liabilities	$(156,999)	(203,997)

Balance Sheet caption reported in:
Prepaid expenses and other current assets	$111,775	76,135
Deferred tax liabilities	(268,774)	(280,132)

Net deferred tax liabilities	$(156,999)	(203,997)

At April 28, 2012, the Company had federal and state net operating loss carryforwards (NOLs) of approximately $86,000 that expire beginning in 2018 through 2022, the utilization of which is limited to approximately $6,700 on an annual basis. Additionally, the Company had approximately $37,000 of federal NOLs and $134,000 of state NOLs that have no annual limitation and expire beginning in 2030 through 2031. These NOLs account for $57,773 of the $75,817 of loss and credit carryover deferred tax assets at April 28, 2012, with the remainder relating primarily to other state NOLs and federal credits.

As of April 28, 2012, the Company had $17,032 of unrecognized tax benefits, all of which, if recognized, would affect the Company’s effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2012, fiscal 2011 and fiscal 2010 is as follows:

Balance at May 2, 2009	$24,541
Additions for tax positions of the current period	2,457
Additions for tax positions of prior periods	2,563
Other reductions for tax positions of prior periods	(14,293)

Balance at May 1, 2010	$15,268

Additions for tax positions of the current period	1,809
Additions for tax positions of prior periods	1,199
Reductions due to settlements	(508)
Other reductions for tax positions of prior periods	(1,053)

Balance at April 30, 2011	$16,715

Additions for tax positions of prior periods	993
Reductions due to settlements	(228)
Other reductions for tax positions of prior periods	(448)

Balance at April 28, 2012	$17,032

The Company’s continuing practice is to recognize interest and penalties related to income tax matters in income tax expense. As of April 28, 2012 and April 30, 2011, the Company had accrued $3,897 and $3,236, respectively, for net interest and penalties, which is included in the $17,032 and $16,715 of unrecognized tax benefits noted above. The change in the amount accrued for net interest and penalties includes $974 in additions for net interest and penalties recognized in income tax expense in the Company’s fiscal 2012 statement of operations.

The Company is subject to U.S. federal income tax as well as income tax in jurisdictions of each state having an income tax. The tax years that remain subject to examination are primarily from fiscal 2007 and forward. Some earlier years remain open for a small minority of states.